Janus Henderson Multi-Sector Income Fund Expense Example - Class A C S I N T Shares [Member] - Janus Henderson Multi-Sector Income Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 559
Expense Example, with Redemption, 3 Years	740
Expense Example, with Redemption, 5 Years	938
Expense Example, with Redemption, 10 Years	1,506
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	518
Expense Example, with Redemption, 5 Years	895
Expense Example, with Redemption, 10 Years	1,747
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	1,338
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	371
Expense Example, with Redemption, 10 Years	833
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	322
Expense Example, with Redemption, 10 Years	724
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	$ 1,023